Other liabilities (Disclosure Of Other Liabilities Explanatory) (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other Liabilities [Abstract]
Deferred sales	$ 66,845	$ 23,316
Derivatives	58,342	4,997
Accrued pension and post-retirement benefit liability	66,180	89,002
Lease obligation	9,287	4,872
Product loan	78,094	15,763
Sales contracts	9,000	0
Other	59,738	56,615
Total other liabilities	347,486	194,565
Less current portion	(131,324)	(22,791)
Net	$ 216,162	$ 171,774